SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Silver	$ 3,372	$ 0	$ 7,268	$ 15
Copper	5,206	0	12,259	9
Gold	2,389	0	4,831	5
Penalties, treatment costs and refining charges	(1,597)	0	(3,938)	0
Total revenue from mining operations	$ 9,370	$ 0	$ 20,420	$ 29